Equity Investees (Narrative) (Details) - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Unamortized excess cost amount	$ 212.8	$ 215.4